Acquisition and sale of businesses and purchase of non-controlling interests - Prior year acquisitions (Details) £ in Millions, $ in Millions	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	May 02, 2018	Aug. 15, 2017 GBP (£)	Aug. 15, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration payable	£ 69	£ 21	£ 739
Deferred/contingent consideration payable	£ 42	£ 15	£ 184
Casamigos acquisition
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired					100.00%	100.00%
Consideration payable					£ 777	$ 1,000
Deferred/contingent consideration payable					£ 233	$ 300
Pierde Almas Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of intellectual property acquired				100.00%